3 BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3.            BUSINESS COMBINATIONS:

Acquisition of DC&M

On July 29, 2016, we acquired 100% of the membership interests of DC&M Partners, L.L.C. ("DCM"), an Arizona limited liability company, pursuant to the terms of a Membership Interest Purchase Agreement by and among us, DCM, all of the members of DCM, Giri Devanur and Srinidhi "Dev" Devanur, our President and Chief Executive Officer and Executive Vice Chairman, respectively. DCM is a SAP consulting company headquartered in Chandler, Arizona. DCM provides its clients with a wide range of information technology development, consultancy and management services with an emphasis on the design, build and rollout of SAP implementations and related products. DCM is also a SAP-certified software partner, having launched its SAP reporting, extraction and distribution tool called "IRIS". DCM services clients in diverse industries, including retail, apparel/footwear, third-party logistics providers, chemicals, consumer goods, energy, high-tech electronics, media/entertainment and aerospace.

The purchase price for the acquisition of DCM consisted of:

(a)	A cash payment in the amount of $3,000,000 at closing;

(b)	1,600,000 shares of our common stock, which are to be issued on July 29, 2018 or upon a change of control of our company (whichever occurs earlier); and

(c)	Earn-out payments of $1,500,000 payable in cash each year to be paid, if earned, in 2017 and 2018. The valuation of DCM was made on the basis of its projected revenues. We are currently in discussions with the former members of DCM regarding the exact timing and amount of the 2017 earn-out payment.

This acquisition has been capitalized by creating an intangible asset of $5,400,000, taking into consideration projected revenue from an acquired list of customers over a period of three years. The amount of consideration paid in excess of the intangible asset has been capitalized as goodwill.

Acquisition of Virtuoso

On July 22, 2016, AMERI, through its wholly-owned acquisition subsidiaries, acquired all of the outstanding membership interests of Virtuoso, L.L.C. ("Virtuoso"), a Kansas limited liability company, pursuant to the terms of an Agreement of Merger and Plan of Reorganization, by and among us, Virtuoso Acquisition Inc., Ameri100 Virtuoso Inc., Virtuoso and the sole member of Virtuoso (the "Sole Member"). Virtuoso is a SAP consulting firm specialized in providing services on SAP S/4 HANA finance, enterprise mobility and cloud migration and is based in Leawood, Kansas. In connection with the merger, Virtuoso's name was changed to Ameri100 Virtuoso Inc. The Virtuoso acquisition did not constitute a significant acquisition for the Company.

The purchase price paid to the Sole Member for the acquisition of Virtuoso consisted of:

(a)	A cash payment in the amount of $675,000 which was due within 90 days of closing and was paid on October 21, 2016;

(b)	$659,138, or 101,250 shares of the Company's common stock at closing at a market price of $6.51 per share, on July 22, 2016; and

(c)	Earn-out payments in cash and stock of $450,000 and approximately $560,807, respectively, to be paid, if earned, in 2017, 2018 and 2019. The valuation of Virtuoso was made on the basis of its projected revenues.

This acquisition has been capitalized by creating an intangible asset of $900,000, taking into consideration projected revenue from an acquired list of customers over a period of three years. The amount of consideration paid in excess of the intangible asset has been capitalized as goodwill.

Acquisition of Bigtech Software Private Limited

The Company acquired Bigtech Software Private Limited ("Bigtech"), a pure-play SAP services company providing a complete range of SAP services including turnkey implementations, application management, training and basis ABAP support. Based in Bangalore, India, Bigtech offers SAP services to bring effectiveness in business operations to companies of all sizes and verticals. The acquisition of Bigtech was effective as of July 1, 2016, and the consideration paid for the acquisition consisted of:

(a)	A cash payment in the amount of $340,000 which was due within 90 days of closing and was paid on September 22, 2016;

(b)	Warrants for the purchase of 51,000 shares of our common stock, with such warrants exercisable for two years; and

(c)	$255,000, which may become payable in cash as a commission to the sellers of Bigtech if Bigtech achieves certain revenue targets.

Bigtech's financial results are included in our condensed consolidated financial results starting July 1, 2016. The Bigtech acquisition did not constitute a significant acquisition for the Company. The valuation of Bigtech was made on the basis of its projected revenues.

This acquisition has been capitalized by creating an intangible asset of $590,000, taking into consideration projected revenue from an acquired list of customers over a period of three years. The amount of consideration paid in excess of the intangible asset has been capitalized as goodwill.

Acquisition of Bellsoft, Inc.

On November 20, 2015, we completed the acquisition of Bellsoft, Inc., a consulting company based in Lawrenceville, Georgia with over 175 consultants specialized in the areas of SAP software, business intelligence, data warehousing and other enterprise resource planning services. On August 29, 2016, the name of Bellsoft, Inc. was changed to Ameri100 Georgia Inc. ("Ameri Georgia"). Ameri Georgia has operations in the United States, Canada and India. For financial accounting purposes, we recognized September 1, 2015 as the effective date of the acquisition. The consideration for the acquisition of Ameri Georgia consisted of:

(a)	A cash payment in the amount of $3,000,000, which was paid at closing;

(b)	235,295 shares of our common stock issued at closing;

(c)	$250,000 quarterly cash payments to be paid on the last day of each calendar quarter of 2016;

(d)	A $1,000,000 cash reimbursement to be paid 5 days following closing to compensate Ameri Georgia for a portion of its approximate cash balance as of September 1, 2015;

(e)	Approximately $2,910,817 paid within 30 days of closing in connection with the excess of Ameri Georgia's accounts receivable over its accounts payable as of September 1, 2015; and

(f)	Earn-out payments of approximately $500,000 a year for 2016 and 2017, if earned through the achievement of annual revenue and EBITDA targets specified in the purchase agreement, subject to downward or upward adjustment depending on actual results.

The valuation of Ameri Georgia was made on the basis of its projected revenues. The accounting acquisition date for Ameri Georgia was determined on the basis of the date when the Company acquired control of Ameri Georgia, in accordance with FASB codification ASU 805-10-25-6 for business combinations. That ASU provides that the date on which the acquirer obtains control of the acquiree generally is the date on which the acquirer legally transfers the consideration, acquires the assets, and assumes the liabilities of the acquiree—the closing date. However, the acquirer might obtain control on a date that is either earlier or later than the closing date. For example, the acquisition date precedes the closing date if a written agreement provides that the acquirer obtains control of the acquiree on a date before the closing date. An acquirer shall consider all pertinent facts and circumstances in identifying the acquisition date.  The term sheet and the Share Purchase Agreement that were entered into by the Company and Ameri Georgia contained agreements by the parties that the Company acquired control of Ameri Georgia's accounts payable, accounts receivable and business decisions as of September 1, 2015. In addition, on that date, the Company became responsible for performance of Ameri Georgia's existing contracts. Accordingly, the Company has recognized September 1, 2015 as the accounting acquisition date.

The purchase price for each of the Company’s acquisitions is allocated as an intangible asset (with respect to the customer list acquired with each acquisition) and as goodwill as set forth below:

Acquisition	Intangible Asset (Customer List)	Goodwill	Total Purchase Price
BigTech	$ 595,000	$ 255,000	$ 850,000
Virtuoso	$ 900,000	$ 931,881	$ 1,831,881
DCM	$5,400,000	$10,416,000	$15,816,000

For Ameri Georgia, the Company created an investment of $9,300,000, which on consolidation resulted in three components: equity, an intangible asset and goodwill. The allocation of the purchase price for Ameri Georgia is as follows:

Equity	Intangible Asset	Goodwill	Total Purchase Price
$4,014,478	$1,815,000	$3,470,522	$9,300,000

The aggregate consideration payable by the Company as of December 31, 2015 was $3,649,267, which was comprised of amount due for the Company’s acquisition of Ameri Georgia and its prior acquisition of Linear Logics, Corp. This was accounted for as a change in working capital and therefore was reflected as a source of cash. Subsequently, cash committed to the payment of acquisition consideration was paid and therefore was a use of cash. The Company’s closing balance of short-term and long-term consideration payable as at December 31, 2016 was $1,918,781 and $14,553,880, respectively. The increase in the Company’s 2016 aggregate consideration payable was due to payments toward the Company’s Ameri Georgia acquisition and the other acquisitions made by the Company in 2016.

The earn-outs that may be paid as additional consideration for each of the Company’s acquisitions were determined based on the Company’s assessment of each acquisition’s respective revenue projections. Earn-out payments will only be made with respect to an acquired company if that company achieves the revenue, gross margin and/or earnings before interest, taxes, depreciation and amortization targets applicable to such company. The Company classifies the earn-outs as short-term and long-term consideration payable for accounting purpopses.